Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 04, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Operating leases, description				In January 2013, DermTech Operations entered into a non-cancelable lease agreement for its operating facilities. In January 2014, DermTech Operations signed an amendment to the lease to extend the term through January 2017. In November 2016, DermTech Operations signed a second amendment to the lease to extend the term through March 2022. In August 2019, DermTech Operations signed a third amendment to the lease to add additional space, and in September 2019, the Company signed a fourth amendment to the lease to add additional space. In connection with the Business Combination, the Company assumed all obligations under the lease, as amended, from DermTech Operations.
Rent and common area maintenance expense		$ 200	$ 200	$ 500	$ 500	$ 600	$ 600
Underwriting fees		1,363		1,363
Cowen
Commitments And Contingencies [Line Items]
Payments for deferred underwriting fees	$ 800
Underwriting fees	$ 1,400	1,400		1,400
Proceeds from equity financing				15,000
Deferred underwriting fees payable if equity financing limit not raised		700		700
Deferred underwriting fees payable if equity financing limit not raised balance amount		700		700
Deferred underwriting fee equity payable if equity financing limit not raised		$ 700		$ 700